S000099941 [Member] Annual Fund Operating Expenses - iShares Broad USD Floating Rate Loan ETF	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 28, 2030
iShares Broad USD Floating Rate Loan ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.03%	[1],[2]
Expenses (as a percentage of Assets)	0.43%	[1]
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.40%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.